INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2018
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Investment income	$15	$6	$21	$140
Fee revenue	16	11	33	22
Dividend income	—	3	6	5
Interest income and other	7	12	13	17
Participating loan notes	7	7	13	14
Total investment and other revenue	$45	$39	$86	$198